Debt - The contractual maturities of debt (Details) - Benson Hill, Inc - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Year ending December 31:
2021		$ 5,471
2022		8,147
2023		8,975
2024		10,051
2025		16
Thereafter		5
Long-term Debt, Total	$ 31,833	$ 32,665